Long-Term Debt and Other Financial Liabilities, New Entrust Loan Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 16, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 15, 2020
Senior Long-Term Debt [Abstract]
Proceeds from drawdown		$ 22,500	$ 6,422	$ 67,130
Balance outstanding		$ 173,289	$ 185,509
New Entrust Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity					$ 22,500
Proceeds from drawdown	$ 22,500
Maturity date		Jul. 31, 2025
Balance outstanding		$ 22,024